Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Apr. 13, 2017	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000170095
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Boyd Watterson Limited Duration Enhanced Income Fund
C000170094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boyd Watterson Limited Duration Enhanced Income Fund
Without Sales Load [Member] | C000170095
Average Annual Return [Line Items]
Average Annual Return, Percent		3.19%		6.63%	3.96%		3.94%
Without Sales Load [Member] | C000170094
Average Annual Return [Line Items]
Average Annual Return, Percent		3.25%		6.52%	3.75%	3.71%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Index
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		2.94%		4.36%	1.58%		1.63%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		2.94%		4.36%	1.58%	1.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index